Earnings per share	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Earnings per share	Earnings per share
Basic earnings per share were up 13.9% to 201.1p (30 June 2023: 176.6p) driven by:
–A gain of £1,361 million recognised in respect of the partial sale of the Group's investment in ITC (see page 29); and
–A credit of £590 million related to the debt liability management exercise undertaken in the first half of 2024 (see page 29).
These more than offset the reduction in profit from operations (largely in respect of higher amortisation and impairment charges and due to the sale, in the second half of 2023, of the Group's businesses in Russia and Belarus) discussed earlier.
Earnings per share were also positively impacted by the share buy-back programme. On 18 March 2024, the Company announced its intention to start a sustainable share buy-back programme with £700 million worth of shares to be purchased in 2024 and £900 million worth of shares to be purchased in 2025. As at 30 June 2024, the Company had repurchased 15,189,762 ordinary shares. Total consideration for the repurchase of shares was £366 million in the first half of 2024, and was recorded within retained earnings.
Before adjusting items and including the dilutive effect of employee share schemes, adjusted diluted earnings per share declined 6.8% to
169.3p (30 June 2023: 181.6p).
Excluding the impact of the sale of the Group's businesses in Russia and Belarus and before the impact of  translational foreign exchange, on an organic basis, adjusted diluted earnings per share were 1.3% higher at 177.7p. For a full reconciliation of diluted earnings per share to adjusted diluted earnings per share, at constant rates, see page 53.
Earnings used in the basic, diluted and headline earnings per share calculation represent the profit attributable to the ordinary equity shareholders after deducting amounts representing the coupon on perpetual hybrid bonds on a pro-rata basis regardless of whether or not coupons have been declared and paid in the period. In 2024, this was £21 million (30 June 2023: £22 million), net of tax.

	Six months ended 30 June
	2024	2023
	£m	£m
Earnings attributable to owners of the parent	4,492	3,959
Coupon on perpetual hybrid bonds	(28)	(29)
Tax on coupon on perpetual hybrid bonds	7	7
Earnings	4,471	3,937
Basic earnings per share are based on the profit for the period attributable to ordinary shareholders and the weighted average number of ordinary shares in issue during the period (excluding treasury shares). For the calculation of the diluted earnings per share, the weighted average number of shares reflects the potential dilutive effect of employee share schemes.
Earnings per share calculations are based upon the following :

		Reported		Adjusted		Headline
		Basic	Diluted	Basic	Diluted	Basic	Diluted
Six months to 30 June 2024
– Earnings	£m	4,471	4,471	3,779	3,779	3,500	3,500
– Shares	m	2,223	2,232	2,223	2,232	2,223	2,232
– Per share	p	201.1	200.3	170.0	169.3	157.5	156.8
Six months to 30 June 2023
– Earnings	£m	3,937	3,937	4,062	4,062	3,980	3,980
– Shares	m	2,229	2,237	2,229	2,237	2,229	2,237
– Per share	p	176.6	176.0	182.2	181.6	178.6	177.9
British American Tobacco p.l.c. is a public limited company which is listed on the London Stock Exchange, New York Stock Exchange and the JSE Limited in South Africa. British American Tobacco p.l.c. is incorporated in England and Wales (No. 3407696) and domiciled in the UK.
Notes to the Unaudited Interim Financial Statements
Continued
Earnings per share (continued)
Adjusted diluted earnings per share are calculated by taking the following adjustments into account (see pages 27 to 29):
Items presented below are net of tax, when applicable.

	Six months ended 30 June
	2024	2023
	pence	pence
Diluted earnings per share	200.3	176.0
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	44.5	3.6
Effect of settlement of historical litigation in relation to the Fox River	(5.0)	—
Net effect of Excise and VAT cases	—	(5.3)
Effect in operating profit of partial disposal of an associate	0.3	—
Effect of charges in respect of DOJ and OFAC investigations	0.2	3.0
Effect of planned disposal of subsidiaries	—	0.7
Effect of other adjusting items in operating profit	4.6	1.9
Effect of adjusting items in net finance costs	(17.4)	0.6
Effect of gains related to the partial divestment of shares held in ITC	(61.1)	—
Tax associated with the partial divestment of shares held in ITC	1.6	—
Effect of associates’ adjusting items	(0.3)	0.7
Effect of adjusting items in respect of deferred taxation	(5.9)	0.4
Adjusting items in tax	7.5	—
Adjusted diluted earnings per share	169.3	181.6
Impact of translational foreign exchange	8.4	—
Adjusted diluted earnings per share translated at 2023 exchange rates	177.7	181.6
The presentation of headline earnings per share, as an alternative measure of earnings per share, is mandated under the JSE Listing
Requirements. It is calculated in accordance with Circular 1/2023 ‘Headline Earnings’ as issued by the South African Institute of
Chartered Accountants.
Diluted headline earnings per share are calculated by taking the following adjustments into account:

	Six months ended 30 June
	2024	2023
	pence	pence
Diluted earnings per share	200.3	176.0
Effect of impairment of intangibles, property, plant and equipment, associates and held-for-sale assets (net of tax)	16.8	3.0
Effect of gains on disposal of property, plant and equipment, trademarks, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (net of tax)	(1.4)	(0.4)
Issue of shares and change in shareholding of an associate	(0.3)	(0.7)
Gain on partial disposal of an associate and associated capital gains tax	(58.6)	—
Diluted headline earnings per share	156.8	177.9
The following is a reconciliation of earnings to headline earnings, in accordance with the JSE Listing Requirements:

	Six months ended 30 June
	2024	2023
	£m	£m
Earnings	4,471	3,937
Effect of impairment of intangibles, property, plant and equipment, associates and held-for-sale assets (net of tax)	373	68
Effect of gains on disposal of property, plant and equipment, trademarks, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (net of tax)	(31)	(8)
Effect of impairment of subsidiaries transferred to held-for-sale and associated costs (net of tax)	—	(1)
Issue of shares and change in shareholding of an associate	(6)	(16)
Gain on partial disposal of an associate and associated capital gains tax	(1,307)	—
Headline earnings	3,500	3,980